Trade and other receivables - Disclosure of Trade Receivables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 521	SFr 23,710
CHF
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	160	958
EUR
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	0	3,127
USD
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	SFr 361	SFr 19,625